MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
Shares Security Description Value
Common Stock - 96.6%
Consumer Discretionary - 9.7%
5,000 eBay, Inc. $ 570,050
65,000 El Pollo Loco Holdings, Inc.
(a)
1,069,900
5,000 Mohawk Industries, Inc.
(a)
615,500
6,500 Williams-Sonoma, Inc. 1,486,290
30,000 Winnebago Industries, Inc. 908,400
4,650,140
Consumer Staples - 13.6%
20,000 Alico, Inc. 755,200
6,000 Colgate-Palmolive Co. 547,800
40,000 General Mills, Inc. 1,430,000
10,000 Lamb Weston Holdings, Inc. 525,500
8,000 Sprouts Farmers Market, Inc.
(a)
697,280
7,000 Target Corp. 1,011,430
5,000 The Clorox Co. 477,650
7,500 The Estee Lauder Cos., Inc. 629,250
2,750 The Procter & Gamble Co. 397,348
6,471,458
Energy - 2.1%
11,000 ONEOK, Inc. 998,910
Financials - 8.5%
5,000 CNA Financial Corp. 262,350
12,500 Equitable Holdings, Inc. 595,625
3,250 Erie Indemnity Co., Class A 786,630
15,000 Farmers National Banc Corp. 237,900
14,500 MetLife, Inc. 1,393,885
17,500 Old Republic International Corp. 756,175
4,032,565
Health Care - 14.6%
7,500 Abbott Laboratories 792,750
11,000 Bristol-Myers Squibb Co. 718,410
12,500 Merck & Co., Inc. 1,627,500
15,000 Revvity, Inc. 1,687,800
15,500 Teleflex, Inc. 2,119,005
6,945,465
Industrials - 24.4%
3,250 Curtiss-Wright Corp. 2,353,000
9,000 Emerson Electric Co. 1,348,380
2,500 Hubbell, Inc. 1,181,375
65,000 MillerKnoll, Inc. 1,463,800
5,000 MSA Safety, Inc. 951,350
4,000 Rockwell Automation, Inc. 1,920,320
6,500 The Gorman-Rupp Co. 527,735
6,500 Westinghouse Air Brake
Technologies Corp. 1,890,590
11,636,550
Information Technology - 21.8%
8,500 Akamai Technologies, Inc.
(a)
979,030
11,000 Badger Meter, Inc. 1,477,850
19,500 Cognizant Technology Solutions
Corp., Class A 1,079,325
4,500 Coherent Corp.
(a)
1,183,005
8,000 Corning, Inc. 1,106,000
12,500 Dolby Laboratories, Inc., Class A 735,125
2,750 F5, Inc.
(a)
1,107,067
4,000 International Business Machines
Corp. 894,600
22,000 NetScout Systems, Inc.
(a)
894,740
3,500 Texas Instruments, Inc. 965,090
10,421,832
Materials - 1.2%
2,000 Air Products and Chemicals, Inc. 589,780
Shares Security Description Value
Utilities - 0.7%
3,000 WEC Energy Group, Inc. $ 328,260
Total Common Stock (Cost $30,538,593) 46,074,960
Shares Security Description Value
Money Market Fund - 3.3%
1,572,014 First American
Treasury Obligations
Fund, Class X, 3.61%
(b)
(Cost $1,572,014) 1,572,014
Investments, at value - 99.9% (Cost $32,110,607) $ 47,646,974
Other Assets & Liabilities, Net - 0.1% 44,750
Net Assets - 100.0% $ 47,691,724
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 47,646,974
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 47,646,974

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026
2
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.